Commitments and Contingencies (Details)		1 Months Ended		6 Months Ended
	Jan. 16, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jun. 30, 2019 USD ($)
Commitments and Contingencies (Textual)
Legal proceedings, amount	$ 16,400,000
Repayment of Debt		$ 8,990,000
Twenty lawsuits [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances				$ 10,390,000
RMB [Member]
Commitments and Contingencies (Textual)
Legal proceedings, amount	$ 112,600,000
Repayment of Debt | ¥			¥ 61,710,000